Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interest In Consolidated Subsidiaries [Abstract]
Summary of Non-Controlling Interest in its Consolidated Subsidiaries
An analysis of FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2023 and 2022 is as follows:

	December 31, 2023		December 31, 2022
Coca-Cola FEMSA	Ps.	73,151	Ps.	72,128
Proximity Americas Division		1,046		1,004
Envoy Solutions		—		1,777
Other		312		288
	Ps.	74,509	Ps.	75,197

Summary of Changes in Non-Controlling Interest
The changes in the FEMSA’s non-controlling interest were as follows:

	2023		2022		2021
Balance at beginning of the period	Ps.	75,197	Ps.	72,516	Ps.	69,444
Net income of non-controlling interest		10,988		10,834		9,183
Other comprehensive loss:		(3,465)		(2,198)		(368)
Exchange differences on translation of foreign operation		(3,325)		(1,558)		(1,342)
Remeasurements of the net defined benefits liability		87		173		(36)
Valuation of the effective portion of derivative financial instruments		(227)		(813)		1,010
Dividends		(6,551)		(6,176)		(5,729)
Share based payment		22		(57)		(14)
Other acquisitions and remeasurements		—		5		—
Repurchase of non-controlling interests		—		(79)		—
Contribution from non-controlling interest		—		352		—
Disposals of businesses (Envoy and others)		(1,682)		—		—
Balance at end of the period	Ps.	74,509	Ps.	75,197	Ps.	72,516

Summary of Non-Controlling Interest's Accumulated Other Comprehensive Loss
Non-controlling interest’s accumulated other comprehensive loss is comprised as follows:

	December 31, 2023		December 31, 2022
Exchange differences on translation foreign operation	Ps.	(12,882)	Ps.	(9,557)
Remeasurements of the net defined benefits liability		(335)		(422)
Valuation of the effective portion of derivative financial instruments		(307)		(80)
Accumulated other comprehensive loss	Ps.	(13,524)	Ps.	(10,059)

Summary of Financial Information of Coca-Cola FEMSA
Summarized financial information in respect of Coca-Cola FEMSA is set out below:

	December 31, 2023		December 31, 2022
Total current assets	Ps.	67,738	Ps.	79,212
Total non-current assets		205,782		198,783
Total current liabilities		54,916		57,960
Total non-current liabilities		84,899		88,159
Total revenue	Ps.	245,088	Ps.	226,740
Consolidated net income		20,226		19,626
Consolidated comprehensive income for the year, net of tax	Ps.	14,104	Ps.	15,767
Net cash flows generated from operating activities		42,289		35,491
Net cash flows used in investing activities		(20,070)		(19,597)
Net cash flows used in financing activities		(26,352)		(20,847)